Income Taxes - Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed “expected” income tax benefit	¥ (18,728,237)	¥ (35,315,404)		¥ (17,013,369)
Increase (decrease) in valuation allowance	9,261,477	23,171,671		(14,570,083)
Entities not subject to income tax	8,244,168	4,576,771		4,896,732
Non-deductible expenses
Entertainment	98,299	394,380		255,843
Share-based compensation	1,696,514	1,202,364		2,427,342
Bad debt loss	(96,683)			25,206
Additional deduction of research and development costs	(951,062)	(240,404)		(447,525)
Withholding tax related to undistributed earnings	(2,109,096)
Gain from discharge of intercompany payables				25,594,493
Investment loss from sale of non-redeemable non-controlling interests				(1,725,000)
Other	475,524	(938,497)		¥ 556,361
Total income tax benefit	¥ (2,109,096)	¥ (7,149,119)	$ (1,026,907)		¥ (591,290)